Business Combination (Details) - Schedule of Fair Value of Consideration Transferred to Acroname Shareholders - USD ($) $ in Thousands			6 Months Ended
		May 31, 2024	Jun. 30, 2024
Schedule of Fair Value of Consideration Transferred to Acroname Shareholders [Abstract]
Cash payment		$ 9,100	$ 9,160
Fair value of earnout liability	[1]		2,036
Total consideration			$ 11,196

[1]	The Company recorded earn out liability in connection with its business combination at fair value on the acquisition date.